                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith, Graham & Co. Investment Advisors, LP

Address:  6900 JPMorgan Chase Tower, 600 Travis Street
          Houston, TX 77002-3007

Form 13F File Number: 28-
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Dube

Title:    Vice President & Manager of Compliance

Phone:    (713) 292-2136

Signature, Place, and Date of Signing:

/S/ Mark W. Dube              Houston, Texas                  April 12, 2011
-----------------------       -----------------------         ------------------
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number       Name

       28-
          -----------------       --------------------------
       [Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value Total:  $737,341
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        Form 13F File Number       Name

       28-              None                      None
           -------            -------------             --------------

       [Repeat as necessary.]

                  SMITH, GRAHAM & CO. INVESTMENT ADVISORS, L.P.
                                   13F REPORT

                                                    MARKET                                   SOLE           NO        NO. ACCTS
                               TITLE OF              VALUE    TOTAL     PUT/  INVESTMENT    VOTING        VOTING       HOLDING
NAME OF ISSUER                   CLASS     CUSIP    ($000)    SHARES    CALL  DISCRETION   AUTHORITY     AUTHORITY    SECURITY
-----------------------------  --------  ---------  ------   --------   ----  ----------  ------------   ---------    ---------
ACTUANT CORP.-A                   COM    00508X203  10,259    353,770               SOLE    353,770.00        0.00           24
ADTRAN INC.                       COM    00738A106  11,410    268,718               SOLE    268,718.00        0.00           24
AGCO CORP.                        COM    001084102   2,555     46,488               SOLE     46,488.00        0.00            9
AGILENT TECH INC.                 COM    00846U101   3,743     83,595               SOLE     83,595.00        0.00            9
AMERISAFE INC.                    COM    03071H100   7,711    348,764               SOLE    348,764.00        0.00           24
AMERISOURCEBERGEN CORP COM        COM    03073E105   2,878     72,760               SOLE     72,760.00        0.00            9
AMSURG CORP.                      COM    03232P405   6,856    269,480               SOLE    269,480.00        0.00           24
ANIXTER INTL INC.                 COM    035290105  11,041    157,978               SOLE    157,978.00        0.00           33
ARCH CHEMICALS                    COM    03937R102   8,601    206,797               SOLE    206,797.00        0.00           24
ARROW ELECTRONIC                  COM    042735100   3,761     89,802               SOLE     89,802.00        0.00            9
ASTORIA FINL                      COM    046265104   7,361    512,219               SOLE    512,219.00        0.00           24
AUTOLIV INC.                      COM    052800109   2,119     28,545               SOLE     28,545.00        0.00            9
AUTONATION INC.                   COM    05329W102   4,353    123,078               SOLE    123,078.00        0.00            9
AVISTA CORP.                      COM    05379B107   7,168    309,896               SOLE    309,896.00        0.00           24
AVNET INC.                        COM    053807103   1,828     53,620               SOLE     53,620.00        0.00            9
BED BATH &BEYOND                  COM    075896100   2,194     45,460               SOLE     45,460.00        0.00            9
BELDEN INC.                       COM    077454106   7,839    208,772               SOLE    208,772.00        0.00           24
BENCHMARK ELECTR                  COM    08160H101   9,756    514,303               SOLE    514,303.00        0.00           24
CABELAS INC.                      COM    126804301   9,303    371,991               SOLE    371,991.00        0.00           24
CAPITAL ONE FINA                  COM    14040H105   3,570     68,700               SOLE     68,700.00        0.00            9
CAPSTEAD MORTGAG                 REIT    14067E506   9,180    718,273               SOLE    718,273.00        0.00           24
CIMAREX ENERGY C                  COM    171798101   4,694     40,730               SOLE     40,730.00        0.00            9
COMMUNITY HEALTH                  COM    203668108   2,839     70,990               SOLE     70,990.00        0.00            9
CONSTELLATION-A                   COM    21036P108   2,200    108,503               SOLE    108,503.00        0.00            9
COVENTRY HEALTH                   COM    222862104   3,023     94,880               SOLE     94,880.00        0.00            9
CYMER INC.                        COM    232572107  12,282    217,082               SOLE    217,082.00        0.00           24
CYTEC INDS                        COM    232820100  12,063    221,871               SOLE    221,871.00        0.00           33
DISCOVER FINANCI                  COM    254709108   3,529    146,310               SOLE    146,310.00        0.00            9
DTE ENERGY CO                     COM    233331107   1,643     33,564               SOLE     33,564.00        0.00            9
ELEC FOR IMAGING                  COM    286082102   7,928    538,967               SOLE    538,967.00        0.00           24
EMCOR GROUP INC.                  COM    29084Q100   6,524    210,658               SOLE    210,658.00        0.00           24
ENDO PHARMA HLDG                  COM    29264F205   4,932    129,258               SOLE    129,258.00        0.00            9
ENERSYS                           COM    29275Y102  13,643    343,222               SOLE    343,222.00        0.00           24
FIRST NIAGARA FI                  COM    33582V108   7,750    570,668               SOLE    570,668.00        0.00           24
GAP INC./THE                      COM    364760108   2,627    115,950               SOLE    115,950.00        0.00            9
GATX CORP.                        COM    361448103   9,713    251,239               SOLE    251,239.00        0.00           24
GEN CABLE CORP.                   COM    369300108   7,855    181,402               SOLE    181,402.00        0.00           24
GENESCO INC.                      COM    371532102  11,489    285,786               SOLE    285,786.00        0.00           24
GEN-PROBE                         COM    36866T103   2,480     37,380               SOLE     37,380.00        0.00            9
GENTIVA HEALTH                    COM    37247A102   7,520    268,294               SOLE    268,294.00        0.00           24
GREAT PLAINS ENE                  COM    391164100   2,924    146,041               SOLE    146,041.00        0.00            9
GREATBATCH INC.                   COM    39153L106   7,581    286,491               SOLE    286,491.00        0.00           24
GROUP 1 AUTOMOTI                  COM    398905109  10,798    252,288               SOLE    252,288.00        0.00           24
HAEMONETICS CORP.                 COM    405024100   6,118     93,350               SOLE     93,350.00        0.00           24
HARMONIC INC.                     COM    413160102   6,403    682,673               SOLE    682,673.00        0.00           24
HCC INSURANCE                     COM    404132102  16,373    522,933               SOLE    522,933.00        0.00           33
HELMERICH & PAYN                  COM    423452101  11,288    164,335               SOLE    164,335.00        0.00           24
IBERIABANK CORP.                  COM    450828108   4,947     82,268               SOLE     82,268.00        0.00           24
IMMUCOR INC.                      COM    452526106   5,356    270,767               SOLE    270,767.00        0.00           24
INGRAM MICRO INC.                 COM    457153104   2,978    141,609               SOLE    141,609.00        0.00            9
INTL RECTIFIER                    COM    460254105   7,989    241,657               SOLE    241,657.00        0.00           24
JABIL CIRCUIT                     COM    466313103   3,408    166,820               SOLE    166,820.00        0.00            9
JACK HENRY                        COM    426281101   8,293    244,715               SOLE    244,715.00        0.00           24
KEYCORP.                          COM    493267108   2,866    322,760               SOLE    322,760.00        0.00            9
KINDRED HEALTHCA                  COM    494580103   8,199    343,326               SOLE    343,326.00        0.00           24

KOHLS CORP.                       COM    500255104   2,503     47,190               SOLE     47,190.00        0.00            9
L-3 COMMUNICATIONS HLDGS INC      COM    502424104   2,194     28,020               SOLE     28,020.00        0.00            9
LAWSON SOFTWARE                   COM    52078P102  12,561  1,038,059               SOLE  1,038,059.00        0.00           24
LIFEPOINT HOSPIT                  COM    53219L109  14,394    358,076               SOLE    358,076.00        0.00           24
LINC.OLN NATL CRP                 COM    534187109   3,318    110,443               SOLE    110,443.00        0.00            9
M & T BK CORP COM                 COM    55261F104   3,227     36,480               SOLE     36,480.00        0.00            9
MACYS INC.                        COM    55616P104   2,208     91,010               SOLE     91,010.00        0.00            9
MANHATTAN ASSOC                   COM    562750109   6,452    197,053               SOLE    197,053.00        0.00           24
MEDICIS PHARM-A                   COM    584690309   8,656    270,167               SOLE    270,167.00        0.00           24
METTLER-TOLEDO                    COM    592688105   2,423     14,085               SOLE     14,085.00        0.00            9
MKS INSTRUMENTS                   COM    55306N104  12,952    388,950               SOLE    388,950.00        0.00           24
MOLINA HEALTHCAR                  COM    60855R100   9,291    232,269               SOLE    232,269.00        0.00           24
MOLSON COORS-B                    COM    60871R209   2,037     43,440               SOLE     43,440.00        0.00            9
MSC INDL DIRECT                   COM    553530106   4,023     58,757               SOLE     58,757.00        0.00            9
NEWFIELD EXPLORA                  COM    651290108   4,046     53,230               SOLE     53,230.00        0.00            9
OIL STATES INTL                   COM    678026105  18,508    243,083               SOLE    243,083.00        0.00           24
OSHKOSH CORP.                     COM    688239201   2,127     60,110               SOLE     60,110.00        0.00            9
OWENS-ILLINOIS                    COM    690768403   2,569     85,092               SOLE     85,092.00        0.00            9
PACKAGING CORP.                   COM    695156109   2,971    102,840               SOLE    102,840.00        0.00            9
PAR PHARMACEUTIC                  COM    69888P106  10,549    339,408               SOLE    339,408.00        0.00           24
PARAMETRIC TECH                   COM    699173209   1,905     84,721               SOLE     84,721.00        0.00            9
PAREXEL INTL                      COM    699462107   8,959    359,803               SOLE    359,803.00        0.00           24
PARKER HANNIFIN                   COM    701094104   3,707     39,150               SOLE     39,150.00        0.00            9
PATTERSON-UTI                     COM    703481101   3,227    109,810               SOLE    109,810.00        0.00            9
PETSMART INC.                     COM    716768106   3,166     77,310               SOLE     77,310.00        0.00            9
PF CHANGS CHINA                   COM    69333Y108   8,438    182,684               SOLE    182,684.00        0.00           24
PLANTRONICS INC.                  COM    727493108  11,587    316,420               SOLE    316,420.00        0.00           24
PNM RESOURCES                     COM    69349H107   6,221    416,980               SOLE    416,980.00        0.00           24
PROASSURANCE COR                  COM    74267C106   5,190     81,905               SOLE     81,905.00        0.00           24
PROTECTIVE LIFE                   COM    743674103   3,197    120,406               SOLE    120,406.00        0.00            9
QUEST DIAGNOSTICS INC COM         COM    74834L100   2,576     44,637               SOLE     44,637.00        0.00            9
RAYMOND JAMES                     COM    754730109   3,174     82,990               SOLE     82,990.00        0.00            9
RAYTHEON CO                       COM    755111507   2,120     41,670               SOLE     41,670.00        0.00            9
REGAL BELOIT                      COM    758750103   5,957     80,684               SOLE     80,684.00        0.00           24
RLI CORP.                         COM    749607107   6,599    114,465               SOLE    114,465.00        0.00           24
SANDERSON FARMS                   COM    800013104   6,764    147,303               SOLE    147,303.00        0.00           24
SANDISK CORP.                     COM    80004C101   3,605     78,210               SOLE     78,210.00        0.00            9
SCANSOURCE INC.                   COM    806037107   6,877    181,031               SOLE    181,031.00        0.00           24
SELECT INS GRP                    COM    816300107   6,838    395,266               SOLE    395,266.00        0.00           24
SEMPRA ENERGY                     COM    816851109   1,609     30,070               SOLE     30,070.00        0.00            9
SIGMA DESIGNS                     COM    826565103   6,490    501,160               SOLE    501,160.00        0.00           24
SMART MODULAR TE                  COM    G82245104   7,021    904,714               SOLE    904,714.00        0.00           24
SONOCO PRODUCTS                   COM    835495102   2,161     59,637               SOLE     59,637.00        0.00            9
STANCORP. FINL                    COM    852891100   8,244    178,753               SOLE    178,753.00        0.00           33
STANLEY BLACK &                   COM    854502101   3,056     39,890               SOLE     39,890.00        0.00            9
STATE ST CORP.                    COM    857477103   2,346     52,200               SOLE     52,200.00        0.00            9
SYKES ENTERPRISE                  COM    871237103   8,331    421,396               SOLE    421,396.00        0.00           24
SYMANTEC CORP.                    COM    871503108   2,253    121,520               SOLE    121,520.00        0.00            9
SYNOPSYS INC.                     COM    871607107   3,800    137,419               SOLE    137,419.00        0.00            9
TCF FINL CORP.                    COM    872275102   1,688    106,402               SOLE    106,402.00        0.00            9
TELEDYNE TECH                     COM    879360105   8,239    159,334               SOLE    159,334.00        0.00           24
TETRA TECH INC.                   COM    88162G103  11,951    484,041               SOLE    484,041.00        0.00           24
TIMKEN CO                         COM    887389104   3,493     66,790               SOLE     66,790.00        0.00            9
TOWERS WATSON-A                   COM    891894107   1,856     33,465               SOLE     33,465.00        0.00            9
TRINITY INDUSTRI                  COM    896522109   5,400    147,270               SOLE    147,270.00        0.00            9
TRIUMPH GROUP                     COM    896818101   9,281    104,934               SOLE    104,934.00        0.00           24
UNITED BANKSHS                    COM    909907107   9,707    366,025               SOLE    366,025.00        0.00           24
VALSPAR CORP.                     COM    920355104   4,011    102,580               SOLE    102,580.00        0.00            9
VALUECLICK INC.                   COM    92046N102   7,891    546,101               SOLE    546,101.00        0.00           24
WASH FED                          COM    938824109   8,866    511,288               SOLE    511,288.00        0.00           24
WOLVERINE WORLD                   COM    978097103  15,099    405,009               SOLE    405,009.00        0.00           24
WR BERKLEY CORP.                  COM    084423102   3,420    106,190               SOLE    106,190.00        0.00            9
WRIGHT EXPRESS                    COM    98233Q105  10,271    198,121               SOLE    198,121.00        0.00           24